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                                February 11, 2005




BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

        Re:      ATEL Capital Equipment Fund XI, LLC
                 Pre-Effective Amendment No. 2 to
                 Registration Statement on Form S-1
                 SEC File No. 333-120276

Dear Ms. Long:

     We are filing the attached pre-effective amendment no. 2 in response to comments on the initial registration statement on Form S-1 as set forth in your letter dated January 14, 2005. The numbered responses below correspond to the numbered comments in your letter. We are concurrently forwarding to Mr. Schoeffler a marked hard copy of the amendment to facilitate your review, and would be happy to forward any additional hard copies that you might desire to assist in the review process. All references to revisions in this response letter are to changes to the prospectus included in the amendment, except as otherwise noted.

     1. As noted, we have forwarded a printed copy of the amendment. Copies of all graphics are included for your review.

     2. We have restored to the cover page the check box relating to Rule 415. We have not restored the other check boxes that were not checked for this registration. Other than the fee calculation, no other items had been deleted from the cover page in pre-effective amendment no. 1.

     3. See the newly ordered risk factor bullets on the prospectus cover page.

Ms. Pamela A. Long
February 11, 2005
Page 2

     4. See the revised bullet point risk factor.

     5. See the second bullet point risk factor. The risks summarized in that bullet are the factors that caused "difficulties in the equipment leasing market" discussed in connection with prior programs. A significant reduction in economic activity in general, and in demand for capital equipment in particular, caused the results described.

     6. See the revised cover page. We have restored the disclaimer regarding forecasts to its former position on the cover page. A number of state securities regulators insist upon inclusion of the legend, as required by the North American Securities Administrators Association Statement of Policy regarding
Equipment Programs. As provided in Regulation S-K, Item 501(b)(6), legends required by state securities administrators may be included on prospectus cover pages. While the registrant would be happy to remove the legend completely, in light of that permissive provision in S-K, we have been unable to argue successfully to state administrators that the SEC's disclosure regulations and guidelines prohibit the legend on which the states insist. In response to our moving the legend to the end of the table of contents, we have received state comments insisting that the legend be restored to the cover page, as permitted in Regulation S-K.

     7. See the revised table of contents.

     8. See the revised summary risk factors. We do not believe the example cited in the comment is appropriate. First, the risk already states that a substantial portion of distributions will be a return of capital. Second, a flat statement about the gross return on invested capital is meaningless without information concerning the timing of distributions, the tax effects on distributions and the resulting after tax internal rate of return. All of the data needed to analyze the returns is included in the prior performance information. Any simple statement of historical investment returns would be inherently misleading without much greater detail, which would not be appropriate in the context of the summary. Although the registrant has emphasized the "return of capital" risk factor at the staff's insistence, we continue to disagree that it should be so placed.

     Do the staff require bond or mortgage loan investment disclosure to the effect that a substantial portion of the cash flow from such investments, to the extent of principal repayment, is a return of capital? Is the fact that repayment of the principal amount of a note a return of capital a "risk" of a note investment? Is the fact that capital in a leasing investment begins to be returned beginning with the very first quarterly distribution a "risk" compared to the risk of repayment of a note in which principal is repaid only upon maturity after a term of years? An investment in the prior programs would have produced an after tax internal rate of return which could be compared to a note or bond investment. We understand that an equipment fund investment may involve greater risk than certain debt securities, but it also may provide a better hedge against inflation. Though the inflation hedge of a hard asset investment

Ms. Pamela A. Long
February 11, 2005
Page 3

has not been a benefit over the past ten to fifteen years of relatively low inflation, it nevertheless could be an appropriate element of a diversified investment portfolio.

     We reiterate that the staff's focus on the inherent and intended structure of leasing investments (priced to return capital plus a provide a rate of return on capital ratably over the term of the investment) as a risk is misplaced.

     9. The information concerning the effect of distributions in excess of taxable income is absolutely necessary to explain the "risk" that is being described. The staff seems to want to simplify this issue by having the registrant state simply that "distributions will mostly be capital." But such an artificially simplified statement is materially misleading. The registrant will not, and prior programs have not, simply distributed back to investors their invested capital. The invested capital is used to acquire capital investments, which generate operating cash flow from leases and asset dispositions, some of which is distributed and, if available, some of which is reinvested in additional capital investments. These programs distribute quarterly their net cash flow from these investments. Due to substantial non-cash deductions for depreciation, reflecting an economic reality of the assets in which they invest, the net operating cash flow available to distribute is significantly greater than the taxable income during most periods. As a result, investors receive tax deferred cash flow from the underlying investments. They are not simply receiving their invested capital back. Including this information illuminates the issue, and it would be the attempt to "simplify" the explanation by removing the description of the actual basis for generating distributions in return of capital that would work to obscure the issue.

     10. See the revised language in the cited section. Practices in prior programs have varied significantly among programs according to their circumstances, though third party management services have not been used for a material portion of any prior program's total portfolio. Over the past five years, the three most recent public programs have used virtually no third party management services, and the cumulative third party management fees for all prior programs surveyed (all currently operating programs) would equal significantly less than one half of one percent of program revenues.

     11. See the revised number.

     12. See the revised dates.

     13. See the revised language in the cited disclosure.

     14. Supplemental sales materials were filed under separate cover with our letter to Mr. Schoeffler of January 26, 2005.

     15. Please see the second and third pages of the revised opinion of tax counsel filed as Exhibit 8.1. Also please note the following sentence set forth on the first page of the opinion:

Ms. Pamela A. Long
February 11, 2005
Page 4


    "This letter is for delivery in connection with the offering made by the Prospectus and is intended to confirm as of the effective date of the Registration Statement (emphasis added) certain opinions described in the "Federal Income Tax Consequences" section of the Prospectus."

     Please contact me with any further questions or comments you may have concerning this filing.


                                        Very truly yours,




                                        Paul J. Derenthal

cc:      Mr. Dean L. Cash
         Mr. Paritosh Choksi
         Mr. Donald Carpenter
         Mr. Andrew Schoeffler
         Ms. Meagan Caldwell